Transactions with related parties (Tables)	12 Months Ended
Dec. 31, 2019
Transactions with related parties
Schedule of transactions and balances with related parties

Transactions and balances with related parties

	December 31, 2019			2019
	Receivables	Payables
(€ million)	and other	and other				Other operating
Name	assets	liabilities	Guarantees	Revenues	Costs	(expense) income
Joint ventures and associates
Agiba Petroleum Co	3	71			229
Angola LNG Supply Services Llc			181
Coral FLNG SA	15		1,168	71
Gas Distribution Company of Thessaloniki - Thessaly SA		13			53
Saipem Group	75	227	510	27	503
Karachaganak Petroleum Operating BV	33	198		1	1,134
Mellitah Oil & Gas BV	57	171		3	365
Petrobel Belayim Petroleum Co	50	1,130		7	1,590
Unión Fenosa Gas SA	8	1	57	1	6	63
Vår Energi AS	32	143	482	63	1,481	(64)
Other (*)	106	29	1	112	87
	379	1,983	2,399	285	5,448	(1)
Unconsolidated entities controlled by Eni
Eni BTC Ltd			180
Industria Siciliana Acido Fosforico - ISAF SpA (in liquidation)	101	1	3	14
Other	5	25	14	6	18
	106	26	197	20	18
	485	2,009	2,596	305	5,466	(1)
Entities controlled by the Government
Enel Group	185	284		105	602	(8)
Italgas Group	3	154		1	677
Snam Group	278	229		71	1,208
Terna Group	40	45		171	223	17
GSE - Gestore Servizi Energetici	26	24		549	468	11
Other	10	19		12	35
	542	755		909	3,213	20
Other related parties	2	3		5	37
Groupement Sonatrach - Agip «GSA» and Organe Conjoint des Opérations «OC SH/FCP»	75	74		33	457
	1,104	2,841	2,596	1,252	9,173	19

(*)Each individual amount included herein was lower than €50 million.

	December 31, 2018			2018
	Receivables	Payables
(€ million)	and other	and other				Other operating
Name	assets	liabilities	Guarantees	Revenues	Costs	(expense) income
Joint ventures and associates
Agiba Petroleum Co	1	96			156
Angola LNG Supply Services Llc			177
Coral FLNG SA	14		1,147	62
Gas Distribution Company of Thessaloniki - Thessaly SA	1	18			51
Saipem Group	75	171	793	30	420
Karachaganak Petroleum Operating BV	27	134		1	998
Mellitah Oil & Gas BV	1	268		1	502
Petrobel Belayim Petroleum Co	56	2,029		7	2,282
Unión Fenosa Gas SA	4	7	57	123		37
Vår Energi AS	13	100	218
Other (*)	44	25		111	104	(26)
	236	2,848	2,392	335	4,513	11
Unconsolidated entities controlled by Eni
Eni BTC Ltd			177
Industria Siciliana Acido Fosforico - ISAF SpA (in liquidation)	87	1	5	11
Other	6	23	14	7	13
	93	24	196	18	13
	329	2,872	2,588	353	4,526	11
Entities controlled by the Government
Enel Group	134	151		118	514	227
Italgas Group	5	146		23	667
Snam Group	237	289		109	1,184	(1)
Terna Group	26	47		150	231	8
GSE - Gestore Servizi Energetici	67	85		555	588	74
Other	25	18		45	34
	494	736		1,000	3,218	308
Other related parties	1	2		4	32
Groupement Sonatrach - Agip «GSA» and Organe Conjoint des Opérations «OC SH/FCP»	40	140		34	229
	864	3,750	2,588	1,391	8,005	319

Each individual amount included herein was lower than €50 million.

	December 31, 2017			2017
	Receivables	Payables
(€ million)	and other	and other				Other operating
Name	assets	liabilities	Guarantees	Revenues	Costs	(expense) income
Joint ventures and associates
Agiba Petroleum Co	1	83			142
Coral FLNG SA	20	4	1,094	28
Karachaganak Petroleum Operating BV	36	121			951
Mellitah Oil & Gas BV	5	220		2	495
Petrobel Belayim Petroleum Co	86	1,205		8	3,168
Saipem Group	63	76	7,270	44	450
Unión Fenosa Gas SA			57	202	3	28
Other(*)	84	22		128	140
	295	1,731	8,421	412	5,349	28
Unconsolidated entities controlled by Eni
Eni BTC Ltd			169
Industria Siciliana Acido Fosforico - ISAF SpA (in liquidation)	77	1	5	7
Other	20	23	7	7	14
	97	24	181	14	14
	392	1,755	8,602	426	5,363	28
Entities controlled by the Government
Enel Group	123	187		164	622	285
GSE - Gestore Servizi Energetici	69	219		702	506	2
Italgas Group	14	180	1	18	681
Snam Group	187	351		85	1,221
Terna Group	35	31		154	212	15
Other (*)	50	21		16	38	1
	478	989	1	1,139	3,280	303
Other related parties	1	2		1	25
Groupement Sonatrach - Agip «GSA» and Organe Conjoint des Opérations «OC SH/FCP»	39	145		42	530
	910	2,891	8,603	1,608	9,198	331

(*) Each individual amount included herein was lower than €50 million.

Schedule of financing transactions and balances with related parties

Financing transactions and balances with related parties

(€ million)	December 31, 2019			2019

Name	Receivables	Payables	Guarantees	Gains	Charges
Joint ventures and associates
Angola LNG Ltd			249
Cardón IV SA	563	5		77
Coral FLNG SA	253				2
Coral South FLNG DMCC			1,425
Société Centrale Electrique du Congo SA	85				20
Other	18	14	2	18	14
	919	19	1,676	95	36
Unconsolidated entities controlled by Eni	48	28		1
	48	28		1
Entities controlled by the Government
Other	4	12
	4	12
	971	59	1,676	96	36

(€ million)	December 31, 2018			2018

Name	Receivables	Payables	Guarantees	Gains	Charges
Joint ventures and associates
Angola LNG Ltd			245
Cardón IV SA	705	36		95
Coral FLNG SA	108
Coral South FLNG DMCC			1,397
Shatskmorneftegaz Sàrl				7	267
Société Centrale Electrique du Congo SA	64	30			5
Vår Energi AS		494
Other	38	4	22	13	9
	915	564	1,664	115	281

Unconsolidated entities controlled by Eni	49	25

Entities controlled by the Government
Enel Group		64
Other		8			2
		72			2
	964	661	1,664	115	283

	December 31, 2017			2017
(€ million)

Name	Receivables	Payables	Guarantees	Gains	Charges
Joint ventures and associates
Angola LNG Ltd			233
Coral South FLNG D MCC			1,334
Cardón IV SA	955			86
Shatskmorneftegaz Sarl	101			6
Société Centrale Electrique du Congo SA	66	43
Saipem Group		3	56	13
Coral FLNG SA	56			71
Other	48	49	2	14	1
	1,226	95	1,625	190	1
Unconsolidated entities controlled by Eni
Servizi Fondo Bombole Metano SpA	60	9		1
Other(*)	1	52
	61	61		1
Entities controlled by the Government
Other		8			3
		8			3
	1,287	164	1,625	191	4

Each individual amount included herein was lower than €50 million.

Schedule of impact of transactions and positions with related parties on balance sheet

The impact of transactions and positions with related parties on the balance sheet accounts consisted of the following:

	December 31, 2019			December 31, 2018
		Related			Related
(€ million)	Total	parties	Impact %	Total	parties	Impact %
Other current financial assets	384	60	15.63	300	49	16.33
Trade and other receivables	12,873	704	5.47	14,101	633	4.49
Other current assets	3,972	219	5.51	2,819	71	2.52
Other non-current financial assets	1,174	911	77.60	1,253	915	73.02
Other non-current assets	871	181	20.78	624	160	25.64
Short-term debt	2,452	46	1.88	2,182	661	30.29
Current portion of long-term lease liabilities	889	5	0.56
Trade and other payables	15,545	2,663	17.13	16,747	3,664	21.88
Other current liabilities	7,146	155	2.17	5,412	63	1.16
Long-term lease liabilities	4,759	8	0.17
Other non-current liabilities	1,611	23	1.43	1,475	23	1.56

Schedule of impact of transactions with related parties on the profit and loss accounts

The impact of transactions with related parties on the profit and loss accounts consisted of the following:

	2019			2018			2017
		Related			Related			Related
(€ million)	Total	parties	Impact %	Total	parties	Impact %	Total	parties	Impact %
Sales from operations	69,881	1,248	1.79	75,822	1,383	1.82	66,919	1,567	2.34
Other income and revenues	1,160	4	0.34	1,116	8	0.72	4,058	41	1.01
Purchases, services and other	(50,874)	(9,173)	18.03	(55,622)	(8,009)	14.40	(51,548)	(9,164)	17.78
Net (impairment losses) reversals of trade and other receivables	(432)	28	—	(415)	26	—	(913)
Payroll and related costs	(2,996)	(28)	0.93	(3,093)	(22)	0.71	(2,951)	(34)	1.15
Other operating income (expense)	287	19	6.62	129	319	—	(32)	331	—
Finance income	3,087	96	3.11	3,967	115	2.90	3,924	191	4.87
Finance expense	(4,079)	(36)	0.88	(4,663)	(283)	6.07	(5,886)	(4)	0.07

Schedule of main cash flows with related parties

Main cash flows with related parties are provided below:

(€ million)	2019	2018	2017
Revenues and other income	1,252	1,391	1,608
Costs and other expenses	(6,869)	(5,210)	(5,360)
Other operating income (expense)	19	319	331
Net change in trade and other receivables and payables	(839)	683	391
Net interests	81	110	187
Net cash provided from operating activities	(6,356)	(2,707)	(2,843)
Capital expenditure in tangible and intangible assets	(2,332)	(2,768)	(3,838)
Net change in accounts payable and receivable in relation to investments	(339)	20	425
Change in financial receivables	(241)	(566)	298
Net cash used in investing activities	(2,912)	(3,314)	(3,115)
Change in financial and lease liabilities	(817)	16	(16)
Net cash used in financing activities	(817)	16	(16)
Total financial flows to related parties	(10,085)	(6,005)	(5,974)

Schedule of impact of cash flows with related parties

The impact of cash flows with related parties consisted of the following:

	2019			2018			2017
		Related			Related			Related
(€ million)	Total	parties	Impact %	Total	parties	Impact %	Total	parties	Impact %
Net cash provided by operating activities	12,392	(6,356)	—	13,647	(2,707)	—	10,117	(2,843)	—
Net cash used in investing activities	(11,413)	(2,912)	25.51	(7,536)	(3,314)	43.98	(3,768)	(3,115)	82.67
Net cash used in financing activities	(5,841)	(817)	13.99	(2,637)	16	—	(4,595)	(16)	0.35